Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of financial assets and liabilities are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Assets and Liabilities are Measured at Fair Value on a Recurring Basis [Abstract]
Marketable securities
Total assets
Stock based liabilities	$ 1,000		$ 3,000
Total liabilities	1,000		3,000
Level 1 [Member]
Schedule of Financial Assets and Liabilities are Measured at Fair Value on a Recurring Basis [Abstract]
Marketable securities
Total assets
Stock based liabilities	1,000		3,000
Total liabilities	1,000		3,000
Level 2 [Member]
Schedule of Financial Assets and Liabilities are Measured at Fair Value on a Recurring Basis [Abstract]
Marketable securities
Total assets
Stock based liabilities
Total liabilities
Level 3 [Member]
Schedule of Financial Assets and Liabilities are Measured at Fair Value on a Recurring Basis [Abstract]
Marketable securities
Total assets
Stock based liabilities
Total liabilities